CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
Schedule of Balance Recorded in Statement of Loss
Continuity	2025	2024
Beginning balance	$2,750	$2,197
Interest accretion	831	758
Interest paid and payable	(392)	(411)
Reclassify to share capital on conversion	(408)	–
Exchange difference	(134)	206
Ending balance	$2,647	$2,750
Continuity	2025	2024
Beginning balance	$35,305	$16,687
Loss on change in fair value prior to conversion	48,092	–
Reclassify to share capital on conversion	(17,800)	–
Loss on change in fair value at period end	32,202	18,618
Ending balance	$97,799	$35,305

Summary of fair value of Conversion Option

Input/Assumption	2025	2024
Share price on valuation date	US$1.970	US$0.582
Volatility	95.9907%	95.3360%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	2,909 days	3,274 days
Risk free interest rate	3.718%	4.447%
Dividend Yield	Nil %	Nil %